INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2023	$ 0	$ 788,577	$ (635,288)	$ 153,289
Beginning balance (Shares) at Dec. 31, 2023	165,387,098
Exercise of shares options	$ 0	169	0	169
Exercise of shares options (Shares)	316,256
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	2,667,816
Share-based compensation	$ 0	15,331	0	15,331
Net Loss	0	0	(76,161)	(76,161)
Ending balance at Sep. 30, 2024	$ 0	804,077	(711,449)	92,628
Ending balance (Shares) at Sep. 30, 2024	168,371,170
Beginning balance at Dec. 31, 2024	$ 0	808,974	(730,045)	78,929
Beginning balance (Shares) at Dec. 31, 2024	169,397,030
Issuance of ordinary shares and warrants, net of issuance costs	$ 0	37,289	0	37,289
Issuance of ordinary shares and warrants, net of issuance costs (Shares)	28,776,978
Issuance of ordinary shares, net of issuance costs	$ 0	7,927	0	7,927
Issuance of ordinary shares, net of issuance costs (Shares)	4,894,936
Exercise of shares options	$ 0	710	0	710
Exercise of shares options (Shares)	1,008,454
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	4,464,758
Share-based compensation	$ 0	11,352	0	11,352
Net Loss	0	0	(46,540)	(46,540)
Ending balance at Sep. 30, 2025	$ 0	$ 866,252	$ (776,585)	$ 89,667
Ending balance (Shares) at Sep. 30, 2025	208,542,156